United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-8519

(Investment Company Act File Number)

Federated Core Trust

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 06/30/2013

Date of Reporting Period: Quarter ended 09/30/2012

Item 1. Schedule of Investments

Federated Bank Loan Core Fund
Portfolio of Investments
September 30, 2012 (unaudited)
Principal Amount or Shares		Value
	Floating Rate Loans—94.9%
	Aerospace/Defense—1.4%
$1,500,000	Sequa Corp., Term Loan—Institutional, 3.718%, 12/3/2014	$1,498,500
982,500	Transdigm Group, Inc., Term Loan—Institutional, 4.000%, 2/14/2017	989,255
	TOTAL	2,487,755
	Automotive—6.2%
1,500,000	Autoparts Holdings, Term Loan—Institutional, 10.500%, 1/29/2018	1,365,000
1,975,000	Chrysler Group LLC, Term Loan—Institutional, 6.000%, 5/24/2017	2,019,319
1,448,330	Remy International, Term Loan—Institutional, 6.250%, 12/17/2016	1,455,572
1,000,000	Schaeffler AG, Term Loan, 6.000%, 1/27/2017	1,013,130
652,181	Schrader International, Inc., Term Loan—Institutional, 6.250%, 4/10/2018	661,148
847,819	Schrader International, Inc., Term Loan—Institutional, 6.250%, 4/27/2018	859,477
1,990,000	TI Group Auto Systems, Term Loan—Institutional, 6.750%, 3/19/2018	2,004,925
1,473,750	United Components, Inc., Term Loan—Institutional, 5.500%, 7/26/2017	1,489,408
	TOTAL	10,867,979
	Building Materials—3.4%
930,833	Goodman Global, Inc., Term Loan—Institutional, Series B, 5.750%, 10/28/2016	934,519
1,995,000	Grohe Holding GMBH, 6.750%, 5/16/2017	1,988,716
1,473,779	Nortek, Inc., Term Loan—Institutional, 5.252%, 4/26/2017	1,484,213
1,490,000	Roofing Supply Group, Term Loan—Institutional, 7.038%, 5/10/2019	1,509,094
	TOTAL	5,916,542
	Chemicals—2.1%
740,000	Ashland, Inc., Term Loan—Institutional, 3.750%, 8/23/2018	746,305
675,898	Hexion Specialty Chemicals, Inc., Term Loan—Institutional, 4.000%, 5/5/2015	667,787
288,698	Hexion Specialty Chemicals, Inc., Term Loan—Institutional, 4.125%, 5/5/2015	285,234
438,297	Momentive Performance Materials, Inc., Term Loan—Institutional, 3.750%, 5/5/2015	425,512
1,473,750	Omnova Solutions, Inc., Term Loan—Institutional, 5.500%, 5/31/2017	1,486,645
	TOTAL	3,611,483
	Consumer Products—5.9%
2,000,000	AOT Bedding Super Holdings LLC, Term Loan—Institutional, 5.00%, 8/29/2019	1,995,360
997,963	Freedom Group, Inc., Term Loan—Institutional, 5.503%, 4/2/2019	1,007,633
856,061	Prestige Brands Holdings, Inc., Term Loan—Institutional, 5.268%, 12/20/2018	867,164
918,946	SRAM Corp., Term Loan—Institutional, 4.772%, 6/7/2018	930,433
500,000	SRAM Corp., Term Loan—Institutional, 8.500%, 12/7/2018	508,750
1,500,000	ServiceMaster Co., Term Loan—Institutional, 4.680%, 1/31/2017	1,507,350
818,705	Spectrum Brands, Inc., Term Loan—Institutional, 5.023%, 6/17/2016	823,875
1,883,759	Visant Corp., Term Loan—Institutional, 5.250%, 12/22/2016	1,818,808
1,000,000	Wolverine World Wide, Inc., Term Loan—Institutional, 4.750%, 5/1/2019	1,010,750
	TOTAL	10,470,123
	Entertainment—3.6%
1,415,889	Cedar Fair LP, Term Loan—Institutional, 4.000%, 12/15/2017	1,427,839
1,462,299	Cinemark USA, Inc., Term Loan—Institutional, 3.480%, 4/30/2016	1,472,353
1,972,481	Regal Cinemas, Inc., Term Loan—Institutional, 3.245%, 8/23/2017	1,980,282
1,500,000	Six Flags Theme Parks, Term Loan—Institutional, 4.250%, 11/23/2018	1,510,440
	TOTAL	6,390,914
	Financial Institutions—1.4%
500,000	Delos Aircraft, Inc., Term Loan—Institutional, 4.750%, 3/17/2016	506,875

Principal Amount or Shares		Value
	Floating Rate Loans—continued
	Financial Institutions—continued
$2,000,000	Nuveen Investments, Term Loan—Institutional, 5.900%, 5/13/2017	$1,988,760
	TOTAL	2,495,635
	Food & Beverage—5.8%
61,707	Aramark Corp., Revolver—Institutional, 3.496%, 7/26/2016	61,707
938,293	Aramark Corp., Term Loan—Institutional, 3.466%, 7/26/2016	938,293
496,250	B&G Foods, Inc., Term Loan—Institutional, 4.500%, 10/28/2018	501,421
1,473,618	Dean Foods Co., Term Loan—Institutional, Series B, 3.470%, 4/2/2017	1,471,319
1,917,518	Del Monte Foods Co., Term Loan—Institutional, 4.500%, 3/8/2018	1,920,596
1,437,143	Michael Foods, Inc., Term Loan—Institutional, 4.250%, 2/25/2018	1,447,023
1,992,494	Pinnacle Foods Finance LLC, Term Loan—Institutional, 4.750%, 9/16/2018	1,997,475
1,970,000	U.S. Foodservice, Inc., Term Loan—Institutional, 5.750%, 5/11/2017	1,950,645
	TOTAL	10,288,479
	Gaming—3.7%
1,492,500	Affinity Gaming LLC, Term Loan—Institutional, 5.500%, 5/31/2019	1,511,156
980,436	Ameristar Casinos, Inc., Term Loan—Institutional, 4.000%, 4/14/2018	987,544
1,000,000	Caesars Entertainment, Inc., Term Loan—Institutional, 4.467%, 1/28/2018	877,655
1,000,000	Cannery Casino Resorts LLC, Term Loan—Institutional, 6.25%, 9/12/2018	1,001,250
602,381	Global Cash Access LLC, Term Loan—Institutional, 7.000%, 3/1/2016	606,649
493,750	Penn National Gaming, Inc., Term Loan—Institutional, 3.750%, 7/14/2018	496,757
995,000	Pinnacle Entertainment, Inc., Term Loan—Institutional, 4.000%, 3/5/2019	999,975
	TOTAL	6,480,986
	Health Care—14.7%
500,000	Alkermes, Inc., Term Loan—Institutional, 4.000%, 9/5/2019	503,125
1,995,000	Bausch & Lomb, Inc., Term Loan—Institutional, 5.250%, 4/17/2019	2,020,356
1,465,498	Biomet, Inc., Term Loan—Institutional, 3.966%, 7/25/2017	1,473,859
1,969,122	Carestream Health, Inc., Term Loan—Institutional, 5.000%, 2/25/2017	1,956,815
894,504	DJO Finance LLC, Term Loan—Institutional, 5.216%, 11/1/2016	897,765
587,050	DJO Finance LLC, Term Loan—Institutional, 6.250%, 9/15/2017	590,572
1,000,000	DaVita, Inc., Term Loan—Institutional, 4.250%, 8/1/2019	1,003,925
1,270,088	Emergency Medical Services Corp., Term Loan—Institutional, 5.250%, 5/25/2018	1,280,407
1,488,666	Grifols, Inc., Term Loan—Institutional, 4.500%, 6/4/2017	1,501,387
2,000,000	HCA, Inc., Term Loan—Institutional, 3.612%, 3/31/2017	2,005,940
1,482,475	HCR Manor Care, Inc., Term Loan—Institutional, 5.000%, 4/6/2018	1,468,584
1,500,000	Hologic, Inc., Term Loan—Institutional, 4.500%, 4/29/2019	1,520,782
1,477,500	Iasis Healthcare, Term Loan—Institutional, 5.000%, 5/3/2018	1,483,270
1,280,950	Multiplan, Inc., Term Loan—Institutional, 4.750%, 8/18/2017	1,287,956
992,500	Pharmaceutical Product Development, Inc., Term Loan—Institutional, 6.250%, 10/10/2018	1,003,418
497,500	United Surgical Partners International, Inc., Term Loan—Institutional, 5.250%, 4/3/2017	501,438
995,000	United Surgical Partners International, Inc., Term Loan—Institutional, 6.000%, 3/2/2019	1,008,263
1,485,700	VWR Funding, Inc., Term Loan—Institutional, 4.466%, 4/3/2017	1,494,986
1,469,039	Vanguard Health Systems, Term Loan—Institutional, 5.000%, 1/29/2016	1,480,240
1,496,250	Wolverine Healthcare, Term Loan—Institutional, 6.750%, 6/15/2019	1,511,684
	TOTAL	25,994,772
	Industrial - Other—2.0%
1,500,000	Generac Power Systems, Term Loan—Institutional, 6.250%, 5/30/2018	1,513,133
1,000,000	Potters Industries, Term Loan—Institutional, 10.250%, 11/4/2017	1,012,080
992,500	Rexnord LLC, Term Loan—Institutional, Series B, 5.000%, 2/24/2018	1,000,564
	TOTAL	3,525,777

Principal Amount or Shares		Value
	Floating Rate Loans—continued
	Media - Cable—3.2%
$1,492,500	Cequel Communications Holdings, Term Loan—Institutional, 4.000%, 1/31/2019	$1,501,724
995,000	Charter Communications, Inc., Term Loan—Institutional, 4.000%, 3/28/2019	1,001,945
1,133,992	Charter Communications, Inc., Term Loan—Institutional, 3.470%, 9/6/2016	1,138,142
2,000,000	Kabel Deutschland Vertrieb und, Term Loan—Institutional, 4.250%, 2/1/2019	2,009,590
	TOTAL	5,651,401
	Media - Non-Cable—6.7%
1,982,462	AMC Networks, Inc., Term Loan—Institutional, 4.000%, 12/30/2018	1,989,282
1,356,250	Crown Media Holdings, Inc., Term Loan—Institutional, 5.750%, 7/14/2018	1,363,031
1,487,547	Cumulus Media, Inc., Term Loan—Institutional, 5.750%, 9/16/2018	1,499,016
471,333	Entercom Communication Corp., Term Loan—Institutional, 6.250%, 11/7/2018	477,520
1,319,673	Hubbard Radio, Term Loan—Institutional, 5.250%, 4/29/2017	1,334,519
1,481,250	Intelsat Jackson Holdings S.A., Term Loan—Institutional, 5.250%, 4/2/2018	1,486,656
831,584	Lamar Media Corp., Term Loan—Institutional, 4.000%, 12/31/2016	839,899
1,465,007	Nielsen Finance LLC/Nielsen Finance Co., Term Loan—Institutional, 3.978%, 5/1/2016	1,473,709
1,412,125	SymphonyIRI Group, Inc., Term Loan—Institutional, 5.003%, 12/1/2017	1,414,773
	TOTAL	11,878,405
	Packaging & Containers—1.9%
77,615	Bway Holding Co., Term Loan—Institutional, 4.250%, 2/9/2018	77,964
770,134	Bway Holding Co., Term Loan—Institutional, 4.250%, 2/23/2018	773,600
2,000,000	Reynolds Group, Term Loan—Institutional, 4.75%, 9/14/2018	2,010,350
490,000	Sealed Air Corp., Term Loan—Institutional, 4.750%, 5/31/2018	493,890
	TOTAL	3,355,804
	Restaurants—3.6%
1,347,146	DineEquity, Inc., Term Loan—Institutional, 4.297%, 10/19/2017	1,357,882
1,945,826	Dunkin' Brands, Inc., Term Loan—Institutional, 4.000%, 11/23/2017	1,945,671
995,000	NPC International, Inc., Term Loan—Institutional, 5.250%, 12/28/2018	1,007,438
2,000,000	Wendy's International, Inc., Term Loan—Institutional, 4.750%, 4/3/2019	2,020,210
	TOTAL	6,331,201
	Retailers—5.6%
1,992,500	Academy Sports, Term Loan—Institutional, 6.000%, 8/3/2018	2,003,170
1,933,803	Jo-Ann Stores, Inc., Term Loan—Institutional, 4.750%, 3/18/2018	1,942,022
2,000,000	Neiman-Marcus Group, Inc., Term Loan—Institutional, 4.750%, 5/16/2018	2,014,320
1,470,000	PETCO Animal Supplies, Inc., Term Loan—Institutional, 4.500%, 11/24/2017	1,478,849
1,000,000	Party City Holdings, Inc., Term Loan—Institutional, 5.750%, 7/27/2019	1,014,375
1,492,500	The Yankee Candle Co., Inc., Term Loan—Institutional, 5.250%, 3/2/2019	1,509,104
	TOTAL	9,961,840
	Services—2.0%
1,000,000	ADS Waste Holdings, Term Loan—Institutional, 5.75%, 9/11/2019	1,007,190
1,481,250	KAR Auction Services, Inc., Term Loan—Institutional, 5.000%, 5/19/2017	1,491,441
995,000	Monitronics International, Inc., Term Loan—Institutional, 5.500%, 3/6/2018	1,007,283
	TOTAL	3,505,914
	Technology—15.5%
1,473,020	Allen Systems Group, Inc., Term Loan—Institutional, 7.500%, 11/22/2015	1,425,147
1,488,750	Blackboard, Inc., Term Loan—Institutional, 7.500%, 6/30/2018	1,504,568
1,804,284	CDW Corp., Term Loan—Institutional, 4.000%, 7/15/2017	1,783,237
985,000	CommScope, Inc., Term Loan—Institutional, 4.250%, 1/14/2018	990,895
981,047	DataTel, Inc., Term Loan—Institutional, 6.250%, 6/5/2018	994,291
1,975,000	Eagle Parent, Inc., Term Loan—Institutional, 5.000%, 5/16/2018	1,992,281
997,500	Endurance International Group, Term Loan—Institutional, 7.750%, 11/28/2017	1,003,525

Principal Amount or Shares			Value
		Floating Rate Loans—continued
		Technology—continued
$712,851		First Data Corp., Term Loan—Institutional, 5.217%, 3/24/2017	$704,742
1,988,654		Freescale Semiconductor, Inc., Term Loan—Institutional, 4.481%, 12/1/2016	1,947,231
2,000,000		InfoUSA, Inc., Term Loan—Institutional, 6.250%, 9/5/2018	2,010,520
1,433,462		Interactive Data Corp., Term Loan—Institutional, 4.500%, 2/11/2018	1,444,363
997,500		Lawson Software, Inc., Term Loan—Institutional, 6.250%, 3/16/2018	1,005,231
2,000,000		Misys PLC, Term Loan—Institutional, 7.250%, 12/12/2018	2,016,500
1,000,000		Mmodal, Inc., Term Loan—Institutional, 6.750%, 7/2/2019	993,750
497,500		NXP BV/NXP Funding LLC, Term Loan—Institutional, 5.250%, 2/16/2019	505,276
990,000		NXP BV/NXP Funding LLC, Term Loan—Institutional, 5.500%, 3/6/2017	1,013,102
992,500		Rocket Software, Term Loan—Institutional, 7.000%, 1/19/2018	999,323
1,500,000		SERENA Software, Inc., Term Loan—Institutional, 5.000%, 3/10/2016	1,498,125
90,261		SS&C Technologies Holdings, Inc., Term Loan—Institutional, 5.000%, 3/14/2019	91,296
872,527		SS&C Technologies, Inc., Term Loan—Institutional, 5.000%, 5/30/2019	882,526
250,000		SkillSoft Corp., Term Loan—Institutional, 5.25%, 5/26/2017	252,969
247,500		SkillSoft Corp., Term Loan, Series C, 6.500%, 5/26/2017	250,439
997,500		Syniverse Holdings, Inc., Term Loan—Institutional, 5.000%, 4/30/2019	1,002,487
985,000		Trans Union LLC, Term Loan—Institutional, 5.500%, 2/10/2018	998,952
		TOTAL	27,310,776
		Transportation—1.1%
1,976,234		Hertz Corp., Term Loan—Institutional, 3.750%, 3/11/2018	1,975,691
		Utility - Electric—0.6%
987,500		NRG Energy, Inc., Term Loan—Institutional, 4.000%, 7/1/2018	993,840
		Utility - Natural Gas—1.1%
2,000,000		Energy Transfer Equity LP, Term Loan—Institutional, 3.750%, 2/16/2017	2,003,580
		Wireless Communications—1.1%
1,957,068		MetroPCS Wireless, Inc., Term Loan—Institutional, 4.071%, 11/3/2016	1,971,257
		Wireline Communications—2.3%
1,500,000		Level 3 Financing, Inc., Term Loan—Institutional, 5.750%, 10/4/2018	1,504,058
1,500,000		Level 3 Financing, Inc., Term Loan—Institutional, 4.50%, 8/1/2019	1,512,660
997,500		Windstream Corp., Term Loan—Institutional, 4.000%, 8/8/2019	1,004,273
		TOTAL	4,020,991
		TOTAL FLOATING RATE LOANS (IDENTIFIED COST $165,785,145)	167,491,145
		Corporate Bond—0.8%
		Restaurant—0.8%
1,400,000	[1,2]	Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, Sr. Secd. Note, Series 144A, 2.889%, 3/15/2014 (IDENTIFIED COST $1,337,000)	1,393,000
		MUTUAL FUND—9.4%
16,491,668	[3,4]	Federated Prime Value Obligations Fund, Institutional Shares, 0.18% (AT NET ASSET VALUE)	16,491,668
		TOTAL INVESTMENTS—105.1% (IDENTIFIED COST $183,613,813)[5]	185,375,813
		OTHER ASSETS AND LIABILITIES - NET—(5.1)%[6]	(8,922,098)
		TOTAL NET ASSETS—100%	$176,453,715
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At September 30, 2012, this restricted security amounted to $1,393,000, which represented 0.8% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At September 30, 2012, this liquid restricted security amounted to $1,393,000, which represented 0.8% of total net assets.
3	Affiliated holding.

4	7-Day net yield.
5	At September 30, 2012, the cost of investments for federal tax purposes was $183,399,528. The net unrealized appreciation of investments for federal tax purposes was $1,976,285. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $2,391,249 and net unrealized depreciation from investments for those securities having an excess of cost over value of $414,964.
6	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at September 30, 2012.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities and floating rate loans acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities and floating rate loans acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
■	Shares of other mutual funds are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of September 30, 2012, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Mutual Funds	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Floating Rate Loans	$—	$167,491,145	$—	$167,491,145
Corporate Bond	—	1,393,000	—	1,393,000
Mutual Fund	16,491,668	—	—	16,491,668
TOTAL SECURITIES	$16,491,668	$168,884,145	$—	$185,375,813

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Core Trust

By /S/ Richard A. Novak_

Richard A. Novak, Principal Financial Officer

Date November 21, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ John B. Fisher

John B. Fisher, Principal Executive Officer

Date November 21, 2012

By /S/ Richard A. Novak

Richard A. Novak, Principal Financial Officer

Date November 21, 2012